Income Taxes (Details 2) - USD ($) $ in Thousands	Jul. 01, 2018	Jul. 02, 2017
Income Tax Disclosure [Abstract]
Unrecognized pension and postretirement benefit plan liabilities	$ 6,887	$ 11,191
Accrued warranty	517	925
Payroll-related accruals	1,959	2,605
Stock-based compensation	727	1,488
Inventory reserve	799	1,249
Environmental reserve	303	484
Repair and maintenance supply parts reserve	212	333
Allowance for doubtful accounts	118	185
NOL/credit carry-forwards	248	1,669
Postretirement obligations	(375)	(405)
Accumulated depreciation	(4,902)	(6,034)
Accrued pension obligations	(9,235)	(14,483)
Joint ventures	814	808
Other	967	241
Deferred tax liabilities, net	$ (961)
Deferred tax assets, net		$ 256